Income Taxes - Summary of Taxation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ 15	$ 59	$ (15)
Effective tax rate	0.00%	0.00%	0.00%
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ 29	$ 70
UK [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax benefit (expense)	$ 14	$ 11	$ 15